Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment	Sep. 30, 2024
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Computer Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years 3 months 18 days
Leasehold Improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment [Line Items]
Leasehold improvements	Shorter of the lease terms or the estimated useful lives of the assets